Income Taxes (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Schedule of effective income tax rate
	For the Nine Months Ended
	September 30,	September 30,
	2021	2020
US Statutory income tax rate	21%	21%
Valuation allowance	(21)%	(21)%
Total	-	-

	For the Years Ended
	December 31,	December 31,
	2020	2019
US Statutory income tax rate	21.00%	21.00%
PRC income tax adjustment	4.00%	4.00%
Valuation allowance	(73.38)%	0.00%
Effect of expenses not deductible for tax purpose	0.00%	0.00%
Effect of income tax exemptions and reliefs	0.00%	0.00%
Others	(19.14)%	(6.35%
Total	(67.53)%	18.65%

Schedule of provision for income taxes
	For the Nine Months Ended September 30,
	2021	2020
Current	$7,469	$15,599
Deferred	-	-
Total	$7,469	$15,599

	For the Years Ended December 31,
	2020	2019
Current	$34,253	$72,082
Deferred	(429,232)	433,374
Total	$(394,979)	$505,456